Earnings Per Share (“EPS”) (Details Narrative) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Weighted average unvested restricted stock awards outstanding	790,000	1,871,396	790,000	986,365	1,448,992	153,612